OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

June 27, 2013

VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Ladies and Gentlemen:

Re:  Oppenheimer SteelPath MLP Funds Trust (1933 Act Registration No. 333-163614;1940 Act Registration No. 811-22363)

On behalf of Oppenheimer SteelPath MLP Funds Trust (the “Trust”), for the reasons discussed below we are transmitting for electronic filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 14 to the Trust’s registration statement under the Securities Act and Amendment No. 17 under the Investment Company Act of 1940 (the “Amendment”).  We are requesting selective review and accelerated effectiveness of this Amendment to June 28, 2013, pursuant to recent discussions had with Commission staff concerning Amendment No. 13 filed April 29, 2013.

As explained in the cover letter to Amendment No. 13, the Trust currently offers three share classes – Class A, Class C, and Class I – for each series of the Trust (each, a “Fund,” and collectively, the “Funds”), as well as a fourth share class – Class Y – for the Oppenheimer SteelPath MLP Select 40 Fund (the “Select 40 Fund”).  The Trust will offer new “Class I” shares for each Fund beginning June 28, 2013, will rename each Fund’s existing Class I shares as “Class Y” shares, and will rename Select 40 Fund’s existing Class Y shares as “Class W” shares.  Amendment No. 13 was filed for the purpose of incorporating these changes into the Trust’s registration statement.  The Commission staff’s comments on Amendment No. 13 included a request that the Trust submit another filing under Rule 485(a) to list in the Fund’s EDGAR submission information the new names, series and class identifiers of each share class impacted by the changes.  This purpose of this filing is to satisfy that request (a correspondence letter has been filed with the Commission addressing the same).

Aside from the changes discussed above, this filing is being made to (i) include updated estimated fee table expenses and expense example costs for Class I shares, (ii) include a copy of a signed Independent Registered Public Accounting Firm’s consent, and (iii) reflect other non-material changes that would otherwise be permitted by Rule 485(b) under the Securities Act.

In light of the discussions had with the Commission staff, the information provided in Amendment No. 13, and the guidance provided by Investment Company Release No. 13768 (February 15, 1984) (“IC-13768”), the Trust hereby requests selective review of its registration statement limited to the newly-provided names, series and class identifier information included as part of the EDGAR submission information included in this filing.  (Aside from the staff’s review of Amendment No. 13, we note that the staff also recently reviewed the Trust’s registration statement in its entirety in connection with the filing of Post-Effective Amendment No. 10 filed on January 28, 2013.)  A request for acceleration is being filed separately pursuant to Rule 461.

Please direct any comments or questions on this filing to Taylor V. Edwards at (212) 323-0310.

Sincerely,

/s/ Taylor V. Edwards
Taylor V. Edwards
Vice President & Senior Counsel

cc:     K&L Gates LLP
Ed Gizzi
Carlos Santiago
Gloria LaFond